Intangible assets, net (Details Textual)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 General and Administrative Expense [Member] USD ($)	Jun. 30, 2012 General and Administrative Expense [Member] CNY	Jun. 30, 2011 General and Administrative Expense [Member] CNY	Jun. 30, 2010 General and Administrative Expense [Member] CNY
Amortization of intangible assets	$ 740,414	4,703,847	5,059,546	3,883,436
Impairment loss on intangible assets	$ 472,218	3,000,000	942,678	264,227	$ 472,218	3,000,000	150,629	0